Share Capital	6 Months Ended
Jun. 30, 2023
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital
18.
Share Capital

The authorized share capital of the Company as of June 30, 2023 is USD 76,560. As of both December 31, 2022 and June 30, 2023, there were 2,407,091 treasury shares of the Company. The number of the Company’s ordinary shares outstanding, net of treasury shares, as of December 31, 2022 and June 30, 2023 was 55,041,247 and 55,071,559, respectively. In May 2023, 30,312 shares were issued under the 2021 Employee Share Purchase Plan ("2021 ESPP"). The movement in the number of ordinary shares outstanding is as follows:

	Number of ordinary shares	Share capital	Share premium	Total
		RMB’000	RMB’000	RMB’000
As of January 1, 2023	57,448,338	66	4,094,566	4,094,632
Shares issued	30,312	-	153	153
Net book value	57,478,650	66	4,094,719	4,094,785